Related Party Transactions - Narrative and Other (Details) - USD ($)			12 Months Ended
	Dec. 01, 2020	Dec. 02, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 16, 2019	Dec. 31, 2017	Dec. 22, 2016
Related Party Transactions
Allocation of operating expenses			$ 191,000,000	$ 211,000,000	$ 235,000,000
Cash			36,000,000	43,000,000	52,000,000		$ 145,000,000
Notes due to related parties			214,000,000	214,000,000
Interest expense			7,000,000	5,000,000	5,000,000
Total reserve for life-contingent contract benefits			11,800,000,000	11,272,000,000
Surplus note			5,335,000,000	4,406,000,000	5,444,000,000
Total investments			34,798,000,000	33,607,000,000
Contractholder funds			16,481,000,000	16,711,000,000	17,470,000,000		18,592,000,000
Reinsurance Recoverables, Including Reinsurance Premium Paid			1,989,000,000	2,490,000,000
Deferred policy acquisition costs			973,000,000	947,000,000	1,232,000,000		$ 1,156,000,000
Liquidity agreement
Related Party Transactions
Amount of loan outstanding under agreement			0	0
Liquidity agreement | Maximum
Related Party Transactions
Amount available for borrowings under the agreement			$ 1,000,000,000
Advances maturity period (in days)			364 days
Liquidity agreement | Minimum
Related Party Transactions
Notice period for payables on demand (in days)			10 days
Intercompany loan agreement
Related Party Transactions
Amount of loan outstanding under agreement			$ 0	0
Intercompany loan agreement | Maximum
Related Party Transactions
Amount available for borrowings under the agreement			1,000,000,000
Revolving loan credit agreement
Related Party Transactions
Amount of loan outstanding under agreement			0	0
Capital support agreement
Related Party Transactions
Amount of loan outstanding under agreement			$ 0	0
Commitment fee as a percentage of the amount of the capital and surplus maximum that remains available at the beginning of the period			1.00%
Capital support agreement | Maximum
Related Party Transactions
Amount available for borrowings under the agreement			$ 1,000,000,000
Capital support agreement | Minimum
Related Party Transactions
Percentage of risk-based capital ratio			150.00%
Minimum risk-based capital ratio at which agreement will be terminated (as a percent)			300.00%
Voting stock to be held as per agreement (as a percent)			50.00%
Structured settlement annuities | AIC
Related Party Transactions
Total reserve for life-contingent contract benefits			$ 4,730,000,000	4,570,000,000
Subsidiary of Common Parent | ALIC Reinsurance Company | Hybrid Instrument
Related Party Transactions
Credit derivative, maximum exposure, undiscounted			1,750,000,000
Affiliate
Related Party Transactions
Fee and commission expenses			3,000,000	3,000,000	3,000,000
Allstate Financial Services, LLC
Related Party Transactions
Payments of dividends			0	75,000,000	250,000,000
Allstate Finance Company Agency Loans LLC | Beneficial Owner
Related Party Transactions
Agent loans			568,000,000	612,000,000
Cash			0	1,000,000
Notes due to related parties			214,000,000	214,000,000
Allstate Assurance Company
Related Party Transactions
Total reserve for life-contingent contract benefits	$ 118,000,000
Gain (Loss) on the transaction	(59,000,000)
Total investments	534,000,000
Contractholder funds	256,000,000
Reinsurance Recoverables, Including Reinsurance Premium Paid	397,000,000
Deferred policy acquisition costs	$ 245,000,000
Allstate Assurance Company | Subsidiary of Common Parent
Related Party Transactions
Surplus note		$ 40,000,000
Notes payable interest rate (as a percent)		3.07%
Interest income, related party			1,000,000	1,000,000	$ 1,000,000
Collateralized Loan Obligations
Related Party Transactions
Agent loans, fair value						$ 222,000,000		$ 419,000,000
Collateralized Loan Obligations | Affiliate
Related Party Transactions
Agent loans, fair value			$ 641,000,000	$ 641,000,000